July 1, 2008

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       Evergreen Select Money Market Trust (the "Trust")

Evergreen Institutional 100% Treasury Money Market Fund

Evergreen Institutional Money Market Fund

Evergreen Institutional Municipal Money Market Fund

Evergreen Institutional Treasury Money Market Fund

Evergreen Institutional U.S. Government Money Market Fund

Evergreen Prime Cash Management Money Market Fund (the "Funds")

Post-Effective Amendment No. 32 to Registration Statement

No. 333-37227/811-08405

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds' prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 32 to Registration Statement No. 333-37227/811-08405) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on June 26, 2008.

If you have any questions or would like further information, please call me at (617) 210-3655.

Very truly yours,

/s/ Nathan Whiteley

Nathan Whiteley